14. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Statement of financial position details

	December 31, 2017			December 31, 2016
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Agreements – equity value	8,893,296	(1,751,682)	7,141,614	9,222,543	(1,739,588)	7,482,955
Agreements – economic value	2,068,402	(634,465)	1,433,937	1,925,361	(543,709)	1,381,652
Program contracts	10,653,292	(3,058,226)	7,595,066	9,209,367	(2,633,346)	6,576,021
Program contracts – commitments	1,113,160	(202,785)	910,375	991,848	(168,632)	823,216
Services contracts – São Paulo	19,388,751	(3,471,736)	15,917,015	17,457,658	(2,904,951)	14,552,707
Software license	688,712	(220,587)	468,125	575,494	(145,257)	430,237
Total	42,805,613	(9,339,481)	33,466,132	39,382,271	(8,135,483)	31,246,788

Changes in intangible assets

	December 31, 2016	Additions	Contract renewal	Reversal of estimated losses	Transfers (i)	Write-offs and disposals	Amortization	December 31, 2017
Intangible right arising from:
Agreements – equity value	7,482,955	374,775	(531,818)	2,078	1,663	(2,795)	(185,244)	7,141,614
Agreements – economic value	1,381,652	142,429	-	8	2,604	(1,163)	(91,593)	1,433,937
Program contracts	6,576,021	772,278	531,818	4,834	(1,784)	(6,606)	(281,495)	7,595,066
Program contracts – commitments	823,216	121,313	-	-	-	-	(34,154)	910,375
Services contracts – São Paulo	14,552,707	1,976,079	-	6,460	(18,346)	(13,848)	(586,037)	15,917,015
Software license	430,237	103,424	-	-	6,489	-	(72,025)	468,125
Total	31,246,788	3,490,298	-	13,380	(9,374)	(24,412)	(1,250,548)	33,466,132

	December 31, 2015	Additions	Contract renewal	Estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2016
Intangible right arising from:
Agreements – equity value	7,287,630	391,545	(9,587)	(1,335)	1,014	(6,233)	(180,079)	7,482,955
Agreements – economic value	1,353,020	106,307	-	(8)	6	(110)	(77,563)	1,381,652
Program contracts	6,288,575	553,126	9,587	(4,360)	2,023	(5,571)	(267,359)	6,576,021
Program contracts – commitments	850,530	5,762	-	-	-	-	(33,076)	823,216
Services contracts – São Paulo	12,367,017	2,697,724	-	(4,495)	9,696	(2,894)	(514,341)	14,552,707
Software license	366,854	101,367	-	-	(167)	-	(37,817)	430,237
Total	28,513,626	3,855,831	-	(10,198)	12,572	(14,808)	(1,110,235)	31,246,788

	December 31, 2014	Additions	Contract renewal	Reversal of estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2015
Intangible right arising from:
Agreements – equity value	7,369,271	574,421	(463,362)	747	(324)	(4,303)	(188,820)	7,287,630
Agreements – economic value	1,281,260	140,732	-	-	(17)	(139)	(68,816)	1,353,020
Program contracts	5,379,153	663,399	463,362	4,459	(752)	(11,045)	(210,001)	6,288,575
Program contracts – commitments	702,909	177,424	-	-	-	-	(29,803)	850,530
Services contracts – São Paulo	10,986,386	1,900,218	-	18,879	(4,997)	(30,321)	(503,148)	12,367,017
Software license	260,547	148,248	-	-	-	-	(41,941)	366,854
Total	25,979,526	3,604,442	-	24,085	(6,090)	(45,808)	(1,042,529)	28,513,626

Liabilities assumed

	December 31, 2017			December 31, 2016
	Current liabilities	Noncurrent liabilities	Total liabilities	Noncurrent liabilities	Current liabilities	Total liabilities

Alto Tietê	35,083	282,501	317,584	31,898	309,858	341,756
São Lourenço	24,924	2,728,908	2,753,832	-	1,907,662	1,907,662
Total	60,007	3,011,409	3,071,416	31,898	2,217,520	2,249,418